INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2019
Investment property [abstract]
Schedule of roll forward of investment property balances
The following table presents a roll forward of investment property balances for the years ended December 31, 2019 and 2018:

	Year ended Dec. 31, 2019			Year ended Dec. 31, 2018
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of year	$76,014	$4,182	$80,196	$48,780	$2,577	$51,357
Changes resulting from:
Property acquisitions(1)	6,797	246	7,043	31,783	1,658	33,441
Capital expenditures	1,540	1,229	2,769	1,098	1,185	2,283
Accounting policy change(2)	704	22	726	—	—	—
Property dispositions(3)	(742)	(37)	(779)	(4,115)	(451)	(4,566)
Fair value gains, net	301	557	858	784	462	1,246
Foreign currency translation	69	72	141	(1,387)	(121)	(1,508)
Transfers between commercial properties and commercial developments	354	(354)	—	1,123	(1,123)	—
Impact of deconsolidation due to loss of control(4)	(10,701)	(798)	(11,499)	—	—	—
Reclassifications of assets held for sale and other changes	(2,771)	(1,173)	(3,944)	(2,052)	(5)	(2,057)
Balance, end of year(5)	$71,565	$3,946	$75,511	$76,014	$4,182	$80,196

(1)	The prior year primarily includes the commercial properties and developments from the GGP acquisition in 2018.

(2)	Includes the impact of the adoption of IFRS 16 through the recognition of right-of-use assets. See Note 2, Summary of Significant Accounting Policies for further information.

(3)	Property dispositions represent the carrying value on date of sale.

(4)	Includes the impact of the deconsolidation of Brookfield Strategic Real Estate Partners III (“BSREP III”) investments. See below for further information.

(5)
Includes right-of-use commercial properties and commercial developments of $720 million and $32 million, respectively, as of December 31, 2019. Current lease liabilities of $38 million has been included in accounts payable and other liabilities and non-current lease liabilities of $714 million have been included in other non-current liabilities.

Schedule of key valuation metrics for investment properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2019			Dec. 31, 2018
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office
United States	Discounted cash flow	7.0%	5.6%	12	6.9%	5.6%	12
Canada	Discounted cash flow	5.9%	5.2%	10	6.0%	5.4%	10
Australia	Discounted cash flow	6.8%	5.9%	10	7.0%	6.2%	10
Europe	Discounted cash flow	4.6%	4.1%	11	—%	—%	—
Brazil	Discounted cash flow	7.9%	7.4%	10	9.6%	7.7%	6
Core Retail	Discounted cash flow	6.7%	5.4%	10	7.1%	6.0%	12
LP Investments Office	Discounted cash flow	10.0%	7.3%	7	10.2%	7.0%	6
LP Investments Retail	Discounted cash flow	8.8%	7.3%	10	8.9%	7.8%	9
Mixed-use	Discounted cash flow	7.6%	5.4%	10	7.8%	5.4%	10
Logistics(1)	Direct capitalization	5.8%	n/a	n/a	9.3%	8.3%	10
Multifamily(1)	Direct capitalization	5.1%	n/a	n/a	4.8%	n/a	n/a
Triple Net Lease(1)	Direct capitalization	6.3%	n/a	n/a	6.3%	n/a	n/a
Self-storage(1)	Direct capitalization	5.6%	n/a	n/a	5.7%	n/a	n/a
Student Housing(1)	Direct capitalization	5.8%	n/a	n/a	5.6%	n/a	n/a
Manufactured Housing(1)	Direct capitalization	5.5%	n/a	n/a	5.4%	n/a	n/a

(1)
The valuation method used to value multifamily, triple net lease, self-storage, student housing, logistics and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Participating loan interests	Discounted cash flow model	(a) Discount rate (b) Terminal capitalization rate	(a) Decreases (increases) in the discount rate would increase (decrease) fair value (b) Increases (decreases) in the terminal capitalization rate would (decrease) increase fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Schedule of investment properties measured at fair value
The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for December 31, 2019, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Dec. 31, 2019
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	$764
Canada	223
Australia	174
Europe	20
Brazil	13
Core Retail	1,112
LP Investments
LP Investments Office	363
LP Investments Retail	108
Logistics	3
Mixed-use	112
Multifamily	130
Triple Net Lease	160
Self-storage	38
Student Housing	101
Manufactured Housing	107
Total	$3,428
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i) above.

	Dec. 31, 2019				Dec. 31, 2018
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$15,213	$535	$—	$—	$14,415	$822
Canada	—	—	4,633	173	—	—	4,127	118
Australia	—	—	1,881	419	—	—	2,342	49
Europe	—	—	936	1,931	—	—	137	1,194
Brazil	—	—	361	—	—	—	329	—
Core Retail (1)	—	—	21,561	—	—	—	17,224	383
LP Investments
LP Investments Office(1)	—	—	8,054	702	—	—	7,861	577
LP Investments Retail	—	—	2,812	—	—	—	3,408	6
Logistics	—	—	84	10	—	—	183	—
Multifamily	—	—	2,937	—	—	—	4,151	—
Triple Net Lease	—	—	4,508	—	—	—	5,067	—
Self-storage	—	—	991	16	—	—	847	84
Student Housing	—	—	2,445	160	—	—	2,031	386
Manufactured Housing	—	—	2,446	—	—	—	2,369	—
Mixed-Use (1)	—	—	2,703	—	—	—	11,523	563
Total	$—	$—	$71,565	$3,946	$—	$—	$76,014	$4,182

(1)	Includes the impact of the deconsolidation of BSREP III investments. See above for further information.
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2019 and 2018:

	Dec. 31, 2019		Dec. 31, 2018
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$767	$838	$835	$836
Additions	950	—	201	—
Dispositions	(125)	—	(7)	(2)
Fair value gains, net and OCI	206	8	(14)	4
Other	(427)	76	(248)	—
Balance, end of year	$1,371	$922	$767	$838
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2019				Dec. 31, 2018
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests	$—	$—	$—	$—	$—	$—	$268	$268
Securities designated as FVTPL	—	—	1,250	1,250	—	—	239	239
Securities designated as FVTOCI	—	—	121	121	—	—	260	260
Derivative assets	—	90	—	90	—	247	—	247
Total financial assets	$—	$90	$1,371	$1,461	$—	$247	$767	$1,014

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$922	$922	$—	$—	$813	$813
Derivative liabilities	—	702	—	702	—	340	—	340
Loan payable	—	—	—	—	—	—	24	24
Total financial liabilities	$—	$702	$922	$1,624	$—	$340	$837	$1,177